The UBS Funds

Supplement to the Statements of Additional Information | November 22, 2023

Includes:

•  UBS All China Equity Fund

•  UBS Emerging Markets Equity Opportunity Fund

•  UBS Engage For Impact Fund

•  UBS Global Allocation Fund

•  UBS International Sustainable Equity Fund

•  UBS U.S. Small Cap Growth Fund

•  UBS Multi Income Bond Fund

•  UBS Sustainable Development Bank Bond Fund

•  UBS US Dividend Ruler Fund

•  UBS US Quality Growth At Reasonable Price Fund

Dear Investor,

On November 21, 2023, the shareholders of the above-listed series of The UBS Funds (the "Funds") voted to elect an additional Trustee, and the shareholders of UBS International Sustainable Equity Fund voted to approve various changes to UBS International Sustainable Equity Fund's fundamental investment restrictions, effective November 21, 2023. The purpose of this supplement is to update the information in the Statements of Additional Information ("SAIs"), dated October 27, 2023, to reflect such changes.

Changes to the Board of Trustees. Effective November 21, 2023, Rodrigo Garcia was elected as an Independent Trustee. In connection with these changes, the SAIs are revised as follows:

1.  The third sentence of the first paragraph under the heading "Management of the Trust—Organization of the Board" is deleted in its entirety and replaced with the following:

The Board is comprised of four Trustees that are not considered to be "interested persons" by reason of their relationship with the Trust's management or otherwise as defined under the 1940 Act ("Independent Trustees").

2.  The second paragraph under the heading "Management of the Trust—Trustee qualifications" is deleted in its entirety and replaced with the following:

The Nominating Committee of the Board believes that it is in the best interests of the Trust and its shareholders to obtain highly-qualified individuals to serve as members of the Board. In assessing Trustees for the Board, the Nominating Committee may consider factors such as the person's judgment, skill, diversity and experience with investment companies and other organizations of comparable purpose, complexity and size and subject to similar legal restrictions and oversight and the interplay of a Trustee or candidate's experience with the experience of other Board members. The Board believes that collectively, the Trustees currently serving on the Board have balanced and diverse experience, qualifications, attributes and skills that allow the

Board to effectively oversee the management of the Trust and protect the interests of shareholders. The Board noted that Mses. Cepeda and Smith had experience serving as a director on the boards of operating companies and/or other investment companies. The Board also considered that Adela Cepeda has a career in the financial services or investment industries, including holding executive positions in companies engaged in these industries, which allows Ms. Cepeda to bring valuable, relevant experience as a member of the Board. The Board also noted that Abbie J. Smith, as a Professor of Accounting, also has the relevant skills and experience to serve as a member of the Board. The Board also considered that Muhammad Gigani is a certified public accountant who had a career in the financial services industry, including holding senior positions in a firm engaged in this industry, which allows Mr. Gigani to bring valuable, relevant experience as a member of the Board. Finally, the Board noted that Mr. Garcia's considerable experience in both the government and private sector and his knowledge of the investment and financial services industries allows Mr. Garcia to provide valuable and relevant experience as a member of the Board.

3.  The following information is added to the table under the heading "Management of the Trust—Independent trustees":

Name, address and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Rodrigo Garcia; 41 c/o Keith A. Weller, Fund Secretary, UBS Asset Management, One North Wacker Drive Chicago, IL 60606	Trustee	Since November 2023

Mr. Garcia is US President (since 2023) and Global Chief Financial Officer (since 2022) of Talipot Holdings (single family office). He is also a board member of Latino Media Network, Inc. (since 2023), Canela Media, Inc. (since 2022) and Neurocytonix, Inc. (since 2022). Formerly, Mr. Garcia was a partner and Chief Investment Officer for BeDoWin360 Capital (from 2021-2022) and served as Deputy State Treasurer and Chief Investment Officer (2018-2021) and Chief Financial Officer and Chief Investment Officer (from 2015-2018) for the State of Illinois. Formerly, he has held roles for the Illinois Department of Veteran Affairs, Federal Reserve Bank of Chicago, and Morgan Stanley & Co., Inc. Mr. Garcia was also an Adjunct Professor in Public Finance at Northwestern University (2020-2022). Mr. Garcia is a certified treasury professional (CTP®).

				Mr. Garcia is a trustee of two investment companies (consisting of eleven portfolios) for which UBS AM serves as investment advisor or manager.	None.

1  Each Trustee holds office for an indefinite term.

2

4.  The following information is added to the table under the heading "Management of the Trust—Information about trustee ownership of Fund shares":

Trustee	Dollar range of equity securities in Funds[1]	Aggregate dollar range of equity securities in all registered investment companies overseen by trustee for which UBS AM or an affiliate serves as investment advisor, sub-advisor or manager[1]
Rodrigo Garcia[2]	None	None

1  Information regarding ownership for Rodrigo Garcia is as of December 31, 2022.

2  Mr. Garcia began serving as a Trustee effective November 21, 2023.

Changes to UBS International Sustainable Equity Fund. Effective November 21, 2023, the following replaces the information in the section of the SAI for UBS International Sustainable Equity Fund entitled "Investment Restrictions—Fundamental investment restrictions—UBS International Sustainable Equity Fund":

UBS International Sustainable Equity Fund may not:

(i)  Purchase the securities of any one issuer (other than the US government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment: (a) more than 5% of the value of the Fund's total assets would be invested in such issuer; or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5 and 10% limitations.

(ii)  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

(iii)  Purchase or sell commodities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(iv)  Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(v)  Make loans to other persons, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(vi)  Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(vii)  Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the US government or any of its agencies).

(viii)  Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when selling its own shares.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1247

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